Amortized Cost and Fair Value of Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity fixed-maturity securities, amortized cost
Due after one year through five years, amortized cost	$ 55
Due after ten years, amortized cost	0
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	55	$ 180,398
Held-to-maturity fixed-maturity securities, fair value
Due after one year through five years, fair value	65
Due after ten years, fair value	5,214
Total held-to-maturity fixed-maturity securities, fair value	$ 5,279	$ 204,489